Valuation and Qualifying Accounts and Reserves (Schedule II) (Parenthetical) (Detail) $ in Thousands	12 Months Ended
May 31, 2018 USD ($)
Valuation and Qualifying Accounts Disclosure [Line Items]
Restructuring Expense	$ 17,514
Environmental Reserves, Noncurrent
Valuation and Qualifying Accounts Disclosure [Line Items]
Restructuring Expense	$ 1,700